Restricted Net Assets - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Dividends Payable [Line Items]
Threshold limit percentage of registered capital	50.00%
PRC | VIE
Dividends Payable [Line Items]
Restricted net asset, using statutory accounting principles	¥ 534,632	$ 79,818	¥ 529,963
Minimum
Dividends Payable [Line Items]
Minimum percentage of net profit to be allocated to statutory reserve fund	10.00%